Supplemental Information - Supplemental Information of Cash Flow (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Operating activities:
Net income	[1]	$ 408	$ 236	[2]	$ 610	$ 282	[2],[3]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments					364	354	[3]
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments					323	280	[3]
Loss on disposal of assets	[3]					1
Loss on repurchase/early redemption of notes	[3]					17
Undistributed income (loss) of unconsolidated subsidiaries					4	(10)	[3]
Other non-cash items					110	78	[3]
Changes in operating assets and liabilities:
Provisions					(56)	32	[3]
Deferred income taxes					(78)	(86)	[3]
Trade and financing receivables related to sales, net					(229)	(291)	[3]
Inventories, net					(765)	(660)	[3]
Trade payables					586	617	[3]
Other assets and liabilities					(142)	30	[3]
Net cash provided by operating activities					727	644	[3]
Investing activities:
Additions to retail receivables					(1,999)	(1,806)	[3]
Collections of retail receivables					2,151	2,190	[3]
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments					1	2	[3]
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments					(161)	(165)	[3]
Expenditures for assets under operating leases and assets sold under buy-back commitments					(591)	(850)	[3]
Other					209	(16)	[3]
Net cash used in investing activities					(390)	(645)	[3]
Financing activities:
Proceeds from long-term debt					7,258	7,395	[3]
Payments of long-term debt					(8,847)	(8,104)	[3]
Net increase (decrease) in other financial liabilities					865	90	[3]
Dividends paid					(238)	(165)	[3]
Other					(134)	(5)	[3]
Net cash used in financing activities					(1,096)	(789)	[3]
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash					(224)	227	[3]
Decrease in cash and cash equivalents and restricted cash					(983)	(563)	[3]
Cash and cash equivalents and restricted cash, beginning of year					6,200	5,854	[3]
Cash and cash equivalents and restricted cash, end of period		5,217	5,291	[3]	5,217	5,291	[3]
Industrial Activities [Member]
Operating activities:
Net income		408	236		610	282
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments					361	352
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments					197	152
Loss on disposal of assets						1
Loss on repurchase/early redemption of notes						17
Undistributed income (loss) of unconsolidated subsidiaries					(94)	(2)
Other non-cash items					83	39
Changes in operating assets and liabilities:
Provisions					(52)	36
Deferred income taxes					(51)	(74)
Trade and financing receivables related to sales, net					(99)	(2)
Inventories, net					(988)	(909)
Trade payables					608	658
Other assets and liabilities					(182)	(28)
Net cash provided by operating activities					393	522
Investing activities:
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments					1	2
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments					(158)	(165)
Expenditures for assets under operating leases and assets sold under buy-back commitments					(334)	(496)
Other					643	(133)
Net cash used in investing activities					152	(792)
Financing activities:
Proceeds from long-term debt					1	713
Payments of long-term debt					(1,175)	(973)
Net increase (decrease) in other financial liabilities					298	(67)
Dividends paid					(238)	(165)
Other					(134)	(5)
Net cash used in financing activities					(1,248)	(497)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash					(172)	209
Decrease in cash and cash equivalents and restricted cash					(875)	(558)
Cash and cash equivalents and restricted cash, beginning of year					4,901	4,649
Cash and cash equivalents and restricted cash, end of period		4,026	4,091		4,026	4,091
Financial Activities [Member]
Operating activities:
Net income		102	87		205	174
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments					3	2
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments					126	128
Undistributed income (loss) of unconsolidated subsidiaries					(16)	(13)
Other non-cash items					27	39
Changes in operating assets and liabilities:
Provisions					(4)	(4)
Deferred income taxes					(27)	(12)
Trade and financing receivables related to sales, net					(122)	(284)
Inventories, net					223	249
Trade payables					(31)	(45)
Other assets and liabilities					41	57
Net cash provided by operating activities					425	291
Investing activities:
Additions to retail receivables					(1,999)	(1,806)
Collections of retail receivables					2,151	2,190
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments					(3)
Expenditures for assets under operating leases and assets sold under buy-back commitments					(257)	(354)
Other					(473)	88
Net cash used in investing activities					(581)	118
Financing activities:
Proceeds from long-term debt					7,257	6,682
Payments of long-term debt					(7,672)	(7,131)
Net increase (decrease) in other financial liabilities					567	157
Dividends paid					(91)	(169)
Other					39	29
Net cash used in financing activities					100	(432)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash					(52)	18
Decrease in cash and cash equivalents and restricted cash					(108)	(5)
Cash and cash equivalents and restricted cash, beginning of year					1,299	1,205
Cash and cash equivalents and restricted cash, end of period		$ 1,191	$ 1,200		$ 1,191	$ 1,200

[1]	For Industrial Activities, net income net of “Results from intersegment investments”. This item includes the pre-tax gain of $20 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.
[2]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[3]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).